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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F-HR

                            FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one): [ ] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Brookfield Asset Management Inc.
Address: Brookfield Place
         181 Bay Street, Suite 300
         Toronto, Ontario M5J 2T3

Form 13F File Number: 028-14349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Haar
Title:     Senior Vice President, Legal
Phone:     416-956-5240

Signature, Place, and Date of Signing:

     /s/ Jeffrey Haar      Toronto, Ontario, Canada         04/05/2011
 ------------------------  ------------------------  ------------------------
       [Signature]                 [Place]                    [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: 131,948
                                        _________
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number Name
---  --------------- ----------------------------------------------------------
02   028-14362       Brookfield Asset Management Private Institutional Capital
                     Adviser (Canada) LP

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Brookfield Asset Management Inc.
FORM 13F
As of December 31, 2010

                                                                            Voting
                                                                           Authority
                                                                         -------------
                    Title of            Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer       class     CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers Sole Shared  None
--------------      -------- --------- -------- ------- --- ---- ------- -------- ---- ------- ----
HOWARD HUGHES CORP.   COM    44267D107  131948  2424618 SH       Defined    02         2424618